Schedule of contract assets (Details)		Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Contract Assetsliabilities
Retention receivables		$ 1,723,713	$ 2,195,666	$ 1,204,920
Other	[1]	2,876,677	3,664,311	3,005,816
Contract assets		$ 4,600,390	$ 5,859,977	$ 4,210,736

[1]	It represents the revenue not yet billed to the customers which the Group has completed the relevant services under such contracts but yet certified by representatives appointed by the customers.